UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21309

Advent Claymore Convertible Securities and Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY	10018
(Address of principal executive offices)	(Zip code)

Robert White, Treasurer

Advent Claymore Convertible Securities and Income Fund

1065 Avenue of the Americas

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 479-0675

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND

Portfolio of Investments

July 31, 2007 (unaudited)

Number of Shares		Value
	Long-Term Investments — 140.9%
	Convertible Preferred Stocks — 67.1%
	Aerospace and Defense — 1.2%
52,500	Northrop Grumman Corp., Ser. B, 7.00%, 2021	$7,528,500

	Airlines — 1.3%
220,000	Continental Airlines Finance Trust II, 6.00%, 2030	8,195,000

	Aluminum, Steel and Other Metals — 6.5%
10,000	Freeport-McMoRan Copper & Gold, Inc., Ser. B, 5.50%	20,472,500
70,000	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010	9,908,500
200,000	Vale Capital Ltd., Ser RIO, 5.50%, 2010 (Cayman Islands) (e)	10,376,000

		40,757,000

	Banking and Finance — 8.3%
195,594	BankUnited Financial Corp., 6.75%, 2010	8,038,913
437,500	Marshall & Ilsley Corp., 6.50%, 2007	10,456,250
402,200	New York Community Capital Trust V, 6.00%, 2051	18,149,275
445,820	Wachovia Bank NA, Ser. INTC, 8.00%, 2008 (a) (e)	10,276,151
110,000	Washington Mutual Inc., Equity Security Unit, 5.375%, 2041	5,637,500

		52,558,089

	Chemicals — 3.1%
400,000	Huntsman Corp., 5.00%, 2008	19,520,000

	Communications Equipment — 3.3%
20,900	Lucent Technologies Capital Trust I, 7.75%, 2017	21,004,500

	Financial Services — 7.7%
65,000	Affiliated Managers Group, Inc., 5.10%, 2036	3,729,375
250,000	Affiliated Managers Group, Inc., 5.10%, 2036 (a)	14,343,750
450,000	E*Trade Financial Corp., 6.125%, 2008	10,912,500
30	Fannie Mae, 5.375%	2,958,401
326,679	Merrill Lynch & Co., Inc., Ser. JNC, 6.75%, 2007 (e)	16,767,780

		48,711,806

	Foods — 2.2%
519,120	Lehman Brothers Holdings, Inc., Ser. GIS, 6.25%, 2007 (e)	13,564,606

	Health Care Products and Services — 1.8%
7,000	HealthSouth Corp., 6.50% (a)	5,765,375
108,865	Lehman Brothers Holdings, Inc., Ser. UNH, 3.00%, 2008 (e)	5,357,247

		11,122,622

	Insurance — 16.6%
12,000	Alleghany Corp., 5.75%, 2009	4,636,500
100,000	Aspen Insurance Holdings, Ltd., Ser. AHL, 5.625% (Bermuda)	5,319,000
550,000	Citigroup Funding, Inc., Ser. GNW, 5.02%, 2008 (b) (e)	16,296,500
16,001	Fortis Insurance NV, 7.75%, 2008 (Netherlands) (a)	20,582,086
510,000	IPC Holdings, Ltd., 7.25%, 2008 (Bermuda)	12,303,750
437,003	MetLife, Inc., Ser. B, 6.375%, 2008	13,057,650
100,000	Platinum Underwriters Holdings, Ltd., 6.00%, 2009 (Bermuda)	3,136,000
70,000	Reinsurance Group of America, Equity Security Unit, 5.75%, 2051	4,900,000
900,000	XL Capital Ltd., 7.00%, 2009 (Cayman Islands)	24,624,000

		104,855,486

	Leisure and Entertainment — 2.4%
230,609	Allegro Investment Corp., Ser. SHLF, 6.31%, 2008 (Luxembourg) (a) (e)	3,496,448
247,501	Lehman Brothers Holdings, Inc., Ser. IGT, 8.00%, 2008 (e)	9,011,511
373,140	Lehman Brothers Holdings, Inc., Ser. SIX, 9.00%, 2008 (e)	1,574,651
50,200	Six Flags, Inc., 7.25%, 2009	1,019,060

		15,101,670

	Oil and Gas — 1.4%
30,000	Chesapeake Energy Corp., 4.50%, 2049	3,035,700
20,000	Chesapeake Energy Corp., 6.25%, 2009	5,580,000

		8,615,700

	Oil Services — 2.3%
150,000	Citigroup Funding, Inc., Ser. RIG, 6.50%, 2008 (e)	14,592,000

	Real Estate Investment Trusts — 2.0%
550,000	HRPT Properties Trust, Ser. D, 6.50%, 2049	12,358,500

	Telecommunications — 0.7%
78,095	Crown Castle International Corp., 6.25%, 2012	4,509,986

	Transportation — 1.1%
115,000	Bristow Group, Inc., 5.50%, 2009	7,066,750

	Utilities - Gas and Electric — 4.8%
83,082	AES Trust VII, 6.00%, 2008	4,143,715
325,000	Entergy Corp., 7.625%, 2009	20,150,000
10,000	NRG Energy, Inc., 5.75%, 2009	3,437,500
50,000	PNM Resources, Inc., 6.75%, 2008	2,356,000

		30,087,215

	Waste Management — 0.4%
8,000	Allied Waste Industries, Inc., Ser. D, 6.25%, 2008	2,699,000

	Total Convertible Preferred Stocks - 67.1% (Cost $388,348,564)	422,848,430

Principal Amount		Value
	Convertible Bonds — 50.7%
	Automotive — 3.3%
$18,750,000	General Motors Corp., Ser. B, B-
	5.25%, 3/06/32, Convertible Senior Debentures	15,150,000
6,250,000	General Motors Corp., Ser. C, B-
	6.25%, 7/15/33, Convertible Senior Debentures	5,552,500

		20,702,500

	Banking and Finance — 4.9%
5,000,000	PrivateBancorp, Inc., NR
	3.625%, 3/15/27, Senior Convertible Note	4,789,500
8,000,000	U.S. Bancorp Inc., AA
	3.61%, 9/20/36, Unsecured Subordinated Convertible Debentures (b)	7,990,400
18,000,000	Wells Fargo & Co., AA+
	5.106%, 5/01/33, Senior Convertible Notes (b)	18,000,000

		30,779,900

	Biotechnology — 0.8%
5,000,000	Genzyme Corp., BBB
	1.25%, 12/01/23, Senior Unsecured Convertible Note (c)	5,306,250

	Commercial Services — 1.2%
3,000,000	Quanta Services, Inc., B
	4.50%, 10/01/23, Subordinated Convertible Debentures	7,796,250

	Communications Equipment — 0.8%
5,000,000	Lucent Technologies, Inc., Ser. A, BB-
	2.875%, 6/15/23, Senior Unsecured Convertible Debentures	4,850,000

	Communications, Media and Entertainment — 2.0%
13,352,608	Liberty Media Corp., BB+
	3.50%, 1/15/31, Convertible Notes	12,735,050

	Computer Services — 1.5%
9,000,000	Electronic Data Systems Corp., BBB-
	3.875%, 7/15/23, Senior Convertible Notes	9,225,000

	Computers - Software and Peripherals — 1.9%
4,000,000	Maxtor Corp., NR
	6.80%, 4/30/10, Senior Unsubordinated Convertible Notes	4,225,000
8,000,000	Novell, Inc., NR
	7.83%, 7/15/24, Senior Convertible Debentures	7,580,000

		11,805,000

	Containers and Packaging — 1.2%
8,000,000	Sealed Air Corp., BBB
	3.00%, 6/30/33, Senior Convertible Notes (a)	7,790,000

	Diversified Metals and Mining — 2.9%
18,750,000	Peabody Energy Corp., B
	4.75%,12/15/66, Senior Unsecured Convertible Debenture (c)	18,515,625

	Electronic Equipment and Components — 6.1%
8,000,000	Fairchild Semiconductor International, Inc., B
	5.00%, 11/01/08, Company Guarantee Notes	7,940,000
26,000,000	Intel Corp., A-
	2.95%, 12/15/35, Subordinated Convertible Debentures (c)	25,382,500
5,000,000	Vishay Intertechnology, Inc., B+
	3.625%, 8/01/23, Subordinate Convertible Note	5,087,500

		38,410,000

	Financial Services — 2.6%
19,000,000	CompuCredit Corp., NR
	5.875%, 11/30/35, Senior Unsecured Convertible Notes	16,126,250

	Health Care Products and Services — 6.2%
12,500,000	Allergan, Inc., A
	1.5%, 4/01/26, Senior Notes	13,453,125
10,000,000	Gilead Sciences, Inc., NR
	0.5%, 5/01/11, Senior Convertible Note	11,212,500
9,000,000	Medtronic, Inc., AA-
	1.625%, 4/15/13, Senior Unsecured Convertible Notes	9,427,500
6,000,000	Omnicare, Inc., BB-
	3.25%, 12/15/35, Senior Convertible Notes	4,867,500

		38,960,625

	Homebuilders — 0.5%
4,500,000	Beazer Homes USA, Inc., BB-
	4.625%, 6/15/24, Senior Convertible Notes	3,380,625

	Insurance — 0.8%
5,000,000	Prudential Financial, Inc., A+
	2.96%, 12/12/36, Senior Convertible Note (b) (c)	5,023,850

	Leisure and Entertainment — 0.5%
5,000,000	Carnival Corp., A-
	1.132%, 4/29/33, Senior Unsecured Convertible Debentures (Panama) (d)	3,325,000

	Oil and Gas — 1.4%
8,000,000	Chesapeake Energy Corp., BB
	2.75%, 11/15/35, Senior Convertible Notes	8,530,000

	Pharmaceuticals — 7.3%
15,000,000	Cubist Pharmaceuticals, Inc., NR
	2.25%, 6/15/13, Subordinated Convertible Notes	14,756,250
4,000,000	Invitrogen Corp., NR
	3.25%, 6/15/25, Senior Convertible Notes	4,040,000
9,000,000	Teva Pharmaceutical Finance Co. BV, Ser. D, BBB
	1.75%, 2/01/26, Company Guarantee Notes (Israel)	9,180,000
19,000,000	Watson Pharmaceuticals, Inc., BB+
	1.75%, 3/15/23, Senior Convertible Debentures	17,955,000

		45,931,250

	Photo Equipment & Supplies — 1.6%
10,000,000	Eastman Kodak Co., B
	3.375%, 10/15/33, Senior Unsecured Convertible Notes	10,137,500

	Telecommunications — 1.2%
	Level 3 Communications, Inc., CCC
4,000,000	6.00%, 9/15/09, Subordinated Convertible Notes	3,780,000
4,000,000	6.00%, 3/15/10, Subordinated Convertible Notes (c)	3,740,000

		7,520,000

	Utilities — Gas & Electric — 0.7%
5,000,000	Nabors Industries, Inc., A-
	0.94%, 5/15/11, Senior Company Unsecured Note	4,731,250

	Waste Management — 1.3%
8,400,000	Allied Waste Industries, Inc., B+
	4.25%, 4/15/34, Convertible Notes	8,032,500

	Total Convertible Bonds - 50.7% (Cost $312,878,659)	319,614,425

	Corporate Bonds — 19.7%
	Building Products — 0.6%
4,175,000	U.S. Concrete, Inc., B-
	8.375%, 4/01/14, Senior Subordinated Notes	4,028,875

	Chemicals — 1.6%
9,487,000	Equistar Chemical/Funding, BB-
	10.125%, 9/01/08, Senior Notes	9,866,480

	Communications Equipment — 0.8%
5,166,000	Superior Essex Communications LLC/Essex Group, Inc., B+
	9.00%, 4/15/12, Senior Notes	5,140,170

	Communications, Media and Entertainment — 2.3%
7,000,000	Cablevision Systems Corp., B+
	8.00%, 4/15/12, Senior Notes	6,562,500
3,000,000	Rainbow National Services LLC, B+
	8.75%, 9/01/12, Senior Notes (a)	3,090,000
3,174,750	Telenet Communications NV, B-
	9.00%, 12/15/13, Senior Notes (Belgium) (a)	4,606,503

		14,259,003

	Computers - Software and Peripherals — 1.0%
6,000,000	SunGard Data Systems, Inc., B-
	10.25%, 8/15/15, Senior Subordinated Notes (c)	6,030,000

	Electronic Equipment and Components — 2.9%
10,684,000	Freescale Semiconductor, Inc., B
	8.875%, 12/15/14, Senior Notes (a)	9,802,570
9,000,000	Spansion, LLC, B
	11.25%, 1/15/16, Senior Notes (a)(c)	8,505,000

		18,307,570

	Financial Services — 1.3%
7,727,000	E*Trade Financial Corp., BB-
	8.00%, 6/15/11, Senior Notes	7,920,175

	Health Care Products and Services — 1.6%
6,500,000	DaVita, Inc., B
	7.25%, 3/15/15, Senior Subordinated Notes (c)	6,191,250
4,000,000	Hanger Orthopedic Group, Inc., CCC+
	10.25%, 6/01/14, Senior Notes	4,160,000

		10,351,250

	Homebuilders — 0.2%
2,000,000	Beazer Homes USA, Inc., BB-
	6.875%, 7/15/15, Senior Notes	1,560,000

	Leisure and Entertainment — 0.7%
4,500,000	Travelport LLC, CCC+
	9.875%, 9/01/14, Senior Notes	4,590,000

	Office Equipment — 0.6%
3,500,000	Xerox Capital Trust I, BB
	8.00%, 2/01/27, Company Guarantee Notes	3,534,143

	Oil and Gas — 0.5%
3,000,000	Williams Cos., Inc., BB
	8.125%, 3/15/12, Senior Notes	3,120,000

	Publishing — 0.5%
2,940,000	Dex Media West, B
	9.875%, 8/15/13, Senior Subordinated Notes	3,101,700

	Retail - Apparel and Shoes — 0.9%
5,000,000	Levi Strauss & Co., B
	12.25%, 12/15/12, Senior Notes	5,350,000

	Retail - Specialty Stores — 0.7%
5,000,000	Simmons Bedding Co., CCC+
	7.875%, 1/15/14, Senior Subordinated Notes	4,700,000

	Special Purpose Entity — 0.7%
5,000,000	CDX North America High Yield, Ser. 8 T1., NR
	7.625%, 6/29/12 (a) (c)	4,500,000

	Telecommunications — 2.8%
3,000,000	Alamosa Delaware, Inc., BBB
	8.50%, 1/31/12, Senior Notes	3,121,638
7,673,000	Centennial Cellular Co., CCC+
	10.125%, 6/15/13, Company Guarantee Notes	8,085,424
4,000,000	Level 3 Financing, Inc., CCC+
	12.25%, 3/15/13, Senior Unsubordinated Note	4,405,000
2,240,000	PanAmSat Corp., B-
	9.00%, 8/15/14, Company Guarantee Notes	2,265,200

		17,877,262

	Total Corporate Bonds - 19.7% (Cost $124,455,768)	124,236,628

Number of Shares		Value
	Common Stock — 1.7%
	Oil and Gas — 1.7%
329,938	Crescent Point Energy Trust (Canada)	6,241,861
164,968	Harvest Energy Trust (Canada)	4,828,143

	(Cost $8,765,996)	11,070,004

Principal Amount		Value
	Term Loans (Funded) - 1.7%
$3,056,634	Advanced Micro Devices, Inc.
	7.36%, 12/31/13, BB- (b)	2,876,846
3,980,000	HCA, Inc.
	7.61%, 11/13/17, B (b)	3,849,324
	WorldSpan, L.P. 1st Lien
2,000,000	8.61%, 12/07/13, B (b)	1,980,000
1,980,000	8.61, 12/07/13, B (b)	1,960,200

	(Cost $11,112,465)	10,666,370

	Total Long-Term Investments - 140.9% (Cost $845,561,452)	888,435,857

Number of Shares		Value
	Short-Term Investments — 3.0%
	Money Market Fund - 3.0%
18,975,956	Goldman Sachs Financial Prime Obligations (Cost $18,975,956)	18,975,956

	Total Investments — 143.9% (Cost $864,537,408)	907,411,813
	Liabilities in excess of other assets — (0.3%)	(1,911,793)
	Preferred Stock, at redemption value — (-43.6% of Net Assets Applicable to
	Common Shareholders or -30.3% of Total Investments)	(275,000,000)

	Net Assets Applicable to
	Common Shareholders — 100.0%	$630,500,020

LLC - Limited Liability Corp.

L.P.- Limited Partnership

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to 14.7% of net assets.

(b)	Floating rate security. The rate shown is as of July 31, 2007.

(c)	Pursuant to a securities lending agreement, the Fund loaned all or a portion of these securities having an aggregate fair value of approximately $59.4 million and received as collateral readily marketable securities with an aggregate fair value of approximately $59.8 million.

(d)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. The rate shown is as of July 31, 2007.
(e)	A synthetic convertible security is either a bond or preferred security structured by an investment bank that provides exposure to a specific company’s common stock.

Ratings shown are per Standard & Poor’s and are unaudited. Securities classified as NR are not rated by Standard & Poor’s. All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

See previously submitted Notes to Financial Statements for the period ending April 30, 2007.

Country Allocation*
United States	87.9%
Cayman Islands	3.9
Bermuda	2.3
Netherlands	2.3
Canada	1.3
Israel	1.0
Belgium	0.5
Luxembourg	0.4
Panama	0.4

* As a percentage of long-term investments. Subject to change daily.

Swap Agreements

Underlying Term loan	Counterparty	Termination Date	Notional Amount (000)	Paying Floating Rate	Unrealized Depreciation
CSC Holdings Inc. LIBOR, due 01/11/14	JP Morgan Chase & Co.	4/1/08	$3,982	5.87%	$(179,206)

For each swap noted, the Fund pays a floating rate and receives the total return of the underlying asset.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date: September 28, 2007

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date: September 28, 2007